Deferred Revenue - Schedule of Deferred Revenue (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Deferred Revenue Abstract
Deferred Revenue		$ 125,359
Opening balance	125,359	85,359
Payments received in advance		40,000
Transfer to revenue - Bad debts recognised during the year (related party)	(6,655)
Transfer to revenue – other balances	(118,704)
Closing balance		$ 125,359